Schedule of Investments
November 30, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–57.64%
Australia–2.39%
Dexus	511,073	$4,235,561
GPT Group (The)	780,783	3,252,856
Mirvac Group	1,729,150	3,949,487
Scentre Group	2,448,546	6,524,181
		17,962,085
Belgium–0.10%
VGP N.V.	7,749	783,424
Canada–2.70%
Allied Properties REIT	157,100	6,310,966
H&R REIT	234,600	3,823,752
Killam Apartment REIT	53,300	800,122
SmartCentres REIT	231,700	5,604,548
Summit Industrial Income REIT	388,800	3,772,967
		20,312,355
France–1.50%
ICADE	42,491	4,252,222
Unibail-Rodamco-Westfield	45,109	7,049,452
		11,301,674
Germany–3.67%
Aroundtown S.A.	600,701	5,217,371
Deutsche Wohnen SE	102,886	4,018,764
Grand City Properties S.A.	106,846	2,479,316
LEG Immobilien AG	51,660	5,831,419
Vonovia SE	193,324	10,071,836
		27,618,706
Hong Kong–2.87%
CK Asset Holdings Ltd.	501,500	3,338,024
Hang Lung Properties Ltd.	1,168,000	2,393,000
Link REIT	478,500	4,893,456
New World Development Co. Ltd.	2,228,000	2,909,325
Sino Land Co. Ltd.	1,892,000	2,837,892
Sun Hung Kai Properties Ltd.	201,500	2,932,397
Swire Properties Ltd.	494,400	1,538,065
Wharf Real Estate Investment Co. Ltd.	128,000	710,571
		21,552,730
Italy–0.24%
Infrastrutture Wireless Italiane S.p.A.(a)	178,467	1,807,177
Japan–9.17%
Activia Properties, Inc.	999	5,154,459
Advance Residence Investment Corp.	593	1,915,803
Comforia Residential REIT, Inc.	913	2,920,755
Daiwa Office Investment Corp.	473	3,551,652
Shares		Value
Japan–(continued)
Invincible Investment Corp.	6,884	$4,093,276
Japan Hotel REIT Investment Corp.	3,076	2,520,320
Japan Real Estate Investment Corp.	444	3,021,265
Japan Rental Housing Investments, Inc.	3,289	3,266,397
Japan Retail Fund Investment Corp.	959	2,183,569
LaSalle Logiport REIT	1,265	1,933,532
Mitsubishi Estate Co., Ltd.	197,700	3,628,555
Mitsui Fudosan Co., Ltd.	339,500	8,457,435
Mitsui Fudosan Logistics Park, Inc.	517	2,293,695
Mori Hills REIT Investment Corp.	1,814	2,940,086
Nippon Accommodations Fund, Inc.	456	2,867,196
Nippon Prologis REIT, Inc.	1,697	4,552,256
Nomura Real Estate Holdings, Inc.	89,000	2,153,308
ORIX JREIT, Inc.	2,445	5,376,485
Sumitomo Realty & Development Co., Ltd.	59,100	2,061,996
Tokyu Fudosan Holdings Corp.	601,200	4,130,452
		69,022,492
Mexico–0.30%
Macquarie Mexico Real Estate Management S.A. de C.V.(a)	548,000	753,999
PLA Administradora Industrial, S. de R.L. de C.V.	458,400	743,136
Prologis Property Mexico S.A. de C.V.	349,800	738,650
		2,235,785
Singapore–2.97%
Ascendas REIT	2,384,032	5,197,225
CapitaLand Commercial Trust	1,484,700	2,181,812
CapitaLand Ltd.	529,700	1,424,763
CapitaLand Mall Trust	1,385,700	2,552,953
City Developments Ltd.	245,400	1,858,601
Mapletree Commercial Trust	3,019,079	5,209,355
Mapletree Logistics Trust	3,157,700	3,901,570
		22,326,279
South Africa–0.08%
Equites Property Fund Ltd.	461,432	633,806
Spain–1.41%
Atlantica Yield PLC	171,979	4,457,696
Cellnex Telecom S.A.(a)	45,789	1,966,639
Merlin Properties SOCIMI, S.A.	294,500	4,206,708
		10,631,043
Sweden–0.77%
Fabege AB	141,224	2,207,332
Wihlborgs Fastigheter AB	211,686	3,544,978
		5,752,310

See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Income Fund

Shares		Value
Switzerland–0.85%
Swiss Prime Site AG(b)	60,793	$6,414,674
United Kingdom–3.57%
Assura PLC	3,110,536	3,047,003
Big Yellow Group PLC	201,036	2,872,147
Derwent London PLC	20,160	964,097
GCP Student Living PLC	485,257	1,172,593
Land Securities Group PLC	661,758	8,200,371
Regional REIT Ltd.(a)	596,778	833,541
Segro PLC	360,862	4,162,972
Stenprop Ltd.	15,674	23,285
Tritax Big Box REIT PLC	2,072,203	3,963,955
Workspace Group PLC	113,748	1,626,950
		26,866,914
United States–25.05%
Agree Realty Corp.	42,336	3,165,886
American Homes 4 Rent, Class A	104,674	2,795,843
American Tower Corp.	37,036	7,926,815
Americold Realty Trust	88,274	3,320,868
Apple Hospitality REIT, Inc.	229,732	3,735,442
AvalonBay Communities, Inc.	51,949	11,138,385
Boston Properties, Inc.	98,296	13,617,928
Camden Property Trust	30,262	3,375,726
CareTrust REIT, Inc.	62,635	1,307,819
Crown Castle International Corp.	38,375	5,129,203
CyrusOne, Inc.	63,802	3,974,865
Digital Realty Trust, Inc.	50,427	6,099,146
Dominion Energy, Inc.	41,157	3,420,558
Empire State Realty Trust, Inc., Class A	157,568	2,199,649
EPR Properties	29,059	2,060,864
Essential Properties Realty Trust, Inc.	221,433	5,777,187
Essex Property Trust, Inc.	9,381	2,928,561
Extra Space Storage, Inc.	21,077	2,235,216
Four Corners Property Trust, Inc.	103,174	2,921,888
Healthpeak Properties, Inc.	332,133	11,584,799
Hudson Pacific Properties, Inc.	287,968	10,309,254
Macerich Co. (The)	220,776	5,945,498
Omega Healthcare Investors, Inc.	44,422	1,867,057
Park Hotels & Resorts, Inc.	234,528	5,546,587
Pebblebrook Hotel Trust	147,571	3,866,360
Prologis, Inc.	133,590	12,230,164
QTS Realty Trust, Inc., Class A	35,548	1,886,532
RLJ Lodging Trust	423,926	7,244,895
STAG Industrial, Inc.	236,923	7,342,244
Sunstone Hotel Investors, Inc.	214,709	3,005,926
Ventas, Inc.	271,179	15,812,447
VICI Properties, Inc.	395,172	9,772,604
Vornado Realty Trust	53,583	3,459,854
Shares		Value
United States–(continued)
Welltower, Inc.	17,304	$1,463,399
		188,469,469
Total Common Stocks & Other Equity Interests (Cost $385,541,490)		433,690,923
Preferred Stocks–18.83%
Canada–0.50%
Enbridge, Inc., 6.38%, Series B, Pfd.	141,000	3,799,950
United States–18.33%
American Homes 4 Rent, 6.50%, Series D, Pfd.	224,007	5,893,624
American Homes 4 Rent, 6.35%, Series E, Pfd.	357,532	9,302,983
American Homes 4 Rent, 5.88%, Series F, Pfd.	170,449	4,438,492
American Homes 4 Rent, 5.88%, Series G, Pfd.	74,800	1,953,028
American Homes 4 Rent, 6.25%, Series H, Pfd.	73,300	1,959,309
Crown Castle International Corp., 6.88%, Series A, Conv. Pfd.	8,636	10,425,466
DCP Midstream, L.P., 7.88%, Series B, Pfd.	200,900	4,616,682
DCP Midstream, L.P., 7.95%, Series C, Pfd.	78,100	1,865,028
Digital Realty Trust, Inc., 6.63%, Series C, Pfd.	109,900	2,909,053
Digital Realty Trust, Inc., 6.35%, Series I, Pfd.	312,800	8,070,240
Digital Realty Trust, Inc., 5.25%, Series J, Pfd.	136,500	3,446,625
Digital Realty Trust, Inc., 5.20%, Series L, Pfd.	115,000	2,910,650
Dominion Energy, Inc., 7.25%, Series A, Conv. Pfd.	32,660	3,447,263
Eagle Hospitality Properties Trust, Inc., 8.25%, Series A, Pfd.	195,800	981
EnLink Midstream Partners, L.P., 6.00%, Series C, Pfd.	4,425,000	2,227,700
National Retail Properties, Inc., 5.20%, Series F, Pfd.	194,182	4,903,096
National Storage Affiliates Trust, 6.00%, Series A, Pfd.	33,000	884,400
NuStar Logistics L.P., 8.73%, Pfd., (3 mo. USD LIBOR + 6.73%)(c)	199,400	5,182,406
Pebblebrook Hotel Trust, 6.50%, Series C, Pfd.	173,470	4,387,056
Pebblebrook Hotel Trust, 6.38%, Series E, Pfd.	179,361	4,516,310
Pebblebrook Hotel Trust, 6.30%, Series F, Pfd.	58,006	1,464,071
Public Storage, 4.95%, Series D, Pfd.	231,300	5,821,821
Public Storage, 5.15%, Series F, Pfd.	13,700	352,912
QTS Realty Trust, Inc., 7.13%, Series A, Pfd.	181,573	4,993,257
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Income Fund

Shares		Value
United States–(continued)
Rexford Industrial Realty, Inc., 5.63%, Series C, Pfd.	89,300	$2,303,047
Sempra Energy, 6.00%, Series A, Conv. Pfd.	99,304	11,708,935
STAG Industrial, Inc., 6.88%, Series C, Pfd.	110,300	2,918,538
Summit Hotel Properties, Inc., 6.25%, Series E, Pfd.	252,049	6,344,073
Sunstone Hotel Investors, Inc., 6.95%, Series E, Pfd.	139,400	3,636,946
Sunstone Hotel Investors, Inc., 6.45%, Series F, Pfd.	35,000	898,800
Targa Resources Partners L.P., 9.00%, Series A, Pfd.	284,600	7,613,050
VEREIT, Inc., 6.70%, Series F, Pfd.	58,249	1,468,457
Vornado Realty Trust, 5.40%, Series L, Pfd.	97,600	2,460,496
Vornado Realty Trust, 5.25%, Series M, Pfd.	99,500	2,551,180
		137,875,975
Total Preferred Stocks (Cost $140,256,851)		141,675,925
Principal Amount
Asset-Backed Securities–14.19%
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class F, 4.57% (1 mo. USD LIBOR + 2.80%), 09/15/2032(a)(c)	$8,000,000	8,043,797
Commercial Mortgage Trust, Series 2014-CR21, Class D, 4.08%, 12/10/2047(a)(d)	10,711,000	10,673,171
GS Mortgage Securities Corp. Trust, Series 2017-500K, Class G, 4.27% (1 mo. USD LIBOR + 2.50%), 07/15/2032(a)(c)	8,244,000	8,254,176
GS Mortgage Securities Trust, Series 2015-590M, Class E, 3.93%, 10/10/2035(a)(d)	13,800,000	13,848,921
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class E, 4.80%, 09/15/2022(a)(d)	7,805,000	7,676,711
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, 4.99%, 09/15/2024(a)	10,000,000	10,424,622
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C12, Class D, 4.92%, 10/15/2046(a)(d)	13,510,000	13,962,882
Series 2013-C9, Class E, 4.26%, 05/15/2046(a)(d)	7,332,630	7,285,441
Principal Amount		Value
Morgan Stanley Capital I Trust,
Series 2017-CLS, Class F, 4.37% (1 mo. USD LIBOR + 2.60%), 11/15/2034(a)(c)	$7,700,000	$7,713,715
Series 2006-IQ11, Class B, 6.27%, 10/15/2042(d)	219,850	223,730
Natixis Commercial Mortgage Securities Trust,
Series 2018-285M, Class E, 3.92%, 11/15/2032(a)(d)	11,150,000	11,288,551
Series 2019-1776, Class F, 4.30%, 10/15/2036(a)	4,346,500	4,350,166
New Orleans Hotel Trust, Series 2019-HNLA, Class F, 5.45% (1 mo. USD LIBOR + 3.69%), 04/15/2032(a)(c)	3,000,000	3,019,937
Total Asset-Backed Securities (Cost $103,110,530)		106,765,820
U.S. Dollar Denominated Bonds & Notes–3.72%
United States–3.72%
CenterPoint Energy, Inc., Series A, 6.13% (e)	1,958,000	2,062,195
CyrusOne L.P./CyrusOne Finance Corp., 5.00%, 03/15/2024	7,400,000	7,656,891
Equinix, Inc.,
5.38%, 01/01/2022	4,975,000	5,058,331
5.88%, 01/15/2026	5,000,000	5,311,613
Lamar Media Corp., 5.75%, 02/01/2026	5,000,000	5,328,862
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.25%, 11/15/2023	2,500,000	2,528,100
Total U.S. Dollar Denominated Bonds & Notes (Cost $27,609,348)		27,945,992
Shares
Money Market Funds–5.42%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(f)	14,289,985	14,289,985
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(f)	10,168,898	10,172,965
Invesco Treasury Portfolio, Institutional Class, 1.52%(f)	16,331,412	16,331,412
Total Money Market Funds (Cost $40,793,987)		40,794,362
TOTAL INVESTMENTS IN SECURITIES—99.80% (Cost $697,312,206)		750,873,022
OTHER ASSETS LESS LIABILITIES–0.20%		1,485,479
NET ASSETS–100.00%		$752,358,501
Investment Abbreviations:
Conv.	– Convertible
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Income Fund

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $111,903,446, which represented 14.87% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2019.
(d)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2019.
(e)	Perpetual bond with no specified maturity date.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$17,962,085	$—	$17,962,085
Belgium	—	783,424	—	783,424
Canada	24,112,305	—	—	24,112,305
France	—	11,301,674	—	11,301,674
Germany	—	27,618,706	—	27,618,706
Hong Kong	—	21,552,730	—	21,552,730
Italy	—	1,807,177	—	1,807,177
Japan	—	69,022,492	—	69,022,492
Mexico	2,235,785	—	—	2,235,785
Singapore	—	22,326,279	—	22,326,279
South Africa	—	633,806	—	633,806
Spain	4,457,696	6,173,347	—	10,631,043
Sweden	—	5,752,310	—	5,752,310
Switzerland	—	6,414,674	—	6,414,674
United Kingdom	—	26,866,914	—	26,866,914
United States	324,117,744	136,939,512	—	461,057,256
Money Market Funds	40,794,362	—	—	40,794,362
Total Investments	$395,717,892	$355,155,130	$—	$750,873,022
Invesco Global Real Estate Income Fund